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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-58234




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2006

              POLARIS PLATINUM II VARIABLE ANNUITY (FORM B3483PRO)
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The following replaces the Trust designation for the Columbia Marsico Mid Cap
Growth Variable Series Portfolio as indicated below.


STOCKS:

    MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC

    - Columbia Marsico Mid Cap Growth Variable Series Portfolio            CFT 1











DATED:    August 3, 2006


                Please keep this Supplement with your Prospectus.



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